2. ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Cash flows from operations	$ (214,127)	$ (247,614)	$ (525,549)
Accumulated deficit	(16,193,263)	$ (18,946,856)
Funding requirements during the next twelve months	$ 990,000